U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
	Principal Life Insurance Company Variable Life Separate Account
	The Principal Financial Group
	Des Moines, IA 50392-2080

2	The name of each series or class of securities for which this Form is filed (If the Form is being filed
	for all series and classes of securities of the issues, check the box but do not list series or classes)
	X

3	Investment Company Act File Number:	811-05118
	Securities Act File Number:	33-13481, 333-00101, 333-71521, 333-115269
		333-65690, 333-100838, 333-89446, 333-81714
		333-149363, 333-149215, 333-146896
4a	Last day of fiscal year for which this notice if filed:
	December 31, 2011

4b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
	issuer's fiscal year). (See Instruction A.2)
	N/A
	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c	Check box if this is the last time the issuer will be filing this Form.
	N/A

5	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the	33-13481	$ 2,673,823
	fiscal year in reliance on rule 24f-2:		333-00101	79,263,891
			333-71521	11,091,317
			333-65690	14,964,843
			333-100838	36,216,139
			333-115269	39,023,030
			333-146896	37,833,857
			333-89446	43,176,685
			333-149363	7,659,874
			333-81714	357,683,609
			333-149215	262,197,631
				891,784,699

	(ii) Aggregate price of shares redeemed	33-13481	$ 3,896,224
	or repurchased during the fiscal year:	333-00101	119,041,049
		333-71521	13,385,423
		333-65690	17,812,382
		333-100838	33,182,577
		333-115269	32,347,799
		333-146896	21,159,298
		333-89446	34,598,129
		333-149363	3,848,258
		333-81714	306,037,318
		333-149215	163,983,920
			749,292,377
	(iii) Aggregate price of shares redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:		0

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:		749,292,377

(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		142,492,322

(vi)	Redemption credits available for use in future years
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]"	N/A

(vii)	Multiplier for determining registration fee (See
	Instruction c.9):		0.0001146

(viii)	Registration fee due [Multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		16,329.62

6 Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units tha were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal yea
(see Instruction D):
		+	0

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

		$ 16,329.62

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

02/28/12

Method of Delivery:
X	Wire Transfer
N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 33-13481.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Variable Life Separate Account

By	/s/ Joyce N. Hoffman
	Joyce N. Hoffman
	Senior Vice President and Corporate Secretary

Date:	2nd day of March , 2012